Equity (Details 3) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Equity
Consolidated opening balance of dividends payable	$ 3,539	$ 4,171
Opening balance of dividends payable to non-controlling shareholders	38	2
Opening balance of dividends payable to shareholders of Petrobras	3,501	4,169
Additions relating to complementary dividends	7,178	6,864
Additions relating to anticipated dividends	2,615	4,970
Payments made	(10,578)	(10,397)
Monetary restatement	385	427
Transfers to unclaimed dividends	(40)	(45)
Withholding income taxe over interest on capital and monetary restatement	(166)	(200)
Translation adjustment	(601)	608
Closing balance of dividends payable to shareholders of Petrobras	2,294	6,396
Closing balance of dividends payable to non-controlling shareholders	1
Consolidated closing balance of dividends payable	$ 2,295	$ 6,396